EQUITY IN NON-MARKETABLE SECURITIES OF AFFILIATED ENTITY (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Equity In Non-marketable Securities Of Affiliated Entity
Schedule of equity in non marketable securities

	January 31, 2025	October 31, 2024
Equity in non-marketable securities	$145,000	145,000
Reserve on carrying value of investment in non-marketable securities	$(145,000)	(145,000)
Equity in non-marketable securities	$-	-

	October 31, 2024	October 31, 2023
Equity in non-marketable securities	$145,000	100,000
Reserve on carrying value of investment in non-marketable securities	$(145,000)	(100,000)
Equity in non-marketable securities	$-	-